Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($) yr $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) yr $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 11.68		$ 3.65
Award life (weighted average) | yr	5.79		5.63
Expected dividends	0.00%		0.00%
Other reserves within equity on consolidated statement | $	$ 10,708		$ 10,708		$ 5,194
Expense (benefit) for awards recognized | $	2,300	$ 300	5,848	$ 412
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 10,500		$ 10,500		$ 4,900
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 11.8		$ 7.91
Expected volatility	91.00%		83.00%
Risk-free interest rate	3.66%		3.66%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 16.49		$ 16.49
Expected volatility	93.00%		93.00%
Risk-free interest rate	4.09%		4.47%